ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	9 Months Ended
Sep. 30, 2021
Payables and Accruals [Abstract]
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

NOTE 9 – ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

Accrued liabilities consist of the following as of December 31:

	2021	2020
Accounts payable	$7,227,129	$519,899
Accrued liabilities	617,142	569,970
	$7,844,271	$1,089,869